Document and Entity Information	Aug. 11, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001764974
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	Turnstone Biologics Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41747
Entity Tax Identification Number	82-2909368
Entity Address, Address Line One	1110 North Virgil Avenue PMB 94659
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90029
City Area Code	(347)
Local Phone Number	897-5988
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TSBX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false